LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
LOANS AND ALLOWANCE FOR LOAN LOSSES

NOTE D - LOANS AND ALLOWANCE FOR LOAN LOSSES

Major segments of loans, including loans covered under loss-share agreements with the FDIC (“covered”) and loans not covered under loss-share agreements (“non-covered”) at December 31, 2011 and 2010 are summarized below (dollars in thousands):

	December 31, 2011			December 31, 2010
	Covered	Non-covered		Covered	Non-covered
	loans	loans	Total	loans	loans	Total
Commercial real estate	$135,242	$723,268	$858,510	$120,053	$557,634	$677,687
Commercial construction	51,426	175,823	227,249	62,879	170,079	232,958
Commercial and industrial	16,402	124,557	140,959	24,903	111,668	136,571
Leases	-	12,815	12,815	-	10,985	10,985
Total commercial	203,070	1,036,463	1,239,533	207,835	850,366	1,058,201
Residential construction	3,992	25,757	29,749	2,402	29,949	32,351
Residential mortgage	109,058	318,148	427,206	94,701	308,615	403,316
Consumer and other	3,913	9,949	13,862	4,404	10,099	14,503
	$320,033	$1,390,317	1,710,350	$309,342	$1,199,029	1,508,371
Deferred loan costs (fees)			(867)			(191)
Total loans, net of deferred loan costs/fees			$1,709,483			$1,508,180

The unpaid principal balance for covered loans was $385.3 million and $404.2 million at December 31, 2011 and 2010, respectively.

During 2011 and 2010, the Company acquired loans as part of several acquisitions as fully discussed in Note B - Acquisitions. The following table presents the estimated fair value of loans acquired on acquisition date, by major loan segments and impairment classification for the years ended December 31, 2011 and 2010 (dollars in thousands):

	2011			2010
	Credit-impaired	Other		Credit-impaired	Other
	loans	loans	Total	loans	loans	Total
Commercial real estate	$6,289	$29,051	$35,340	$56,690	$82,175	$138,865
Commercial construction	4,333	6,448	10,781	43,598	24,691	68,289
Commercial and industrial	-	5,355	5,355	12,769	22,195	34,964
Total commercial	10,622	40,854	51,476	113,057	129,061	242,118
Residential construction	1,575	2,917	4,492	1,719	-	1,719
Residential mortgage	7,948	32,389	40,337	46,708	60,036	106,744
Consumer and other	-	1,016	1,016	330	5,931	6,261
Total loans	$20,145	$77,176	$97,321	$161,814	$195,028	$356,842

Total non-covered loans	$-	$31,734	$31,734	$-	$-	$-
Total covered loans	20,145	45,442	65,587	161,814	195,028	356,842
Total loans	$20,145	$77,176	$97,321	$161,814	$195,028	$356,842

Covered loans acquired will be reimbursed for a substantial portion of any future losses on them under the terms of the FDIC loss-share agreements. The covered loans are reported in loans exclusive of the expected reimbursement from the FDIC. Covered loans are initially recorded at fair value at the acquisition date. The covered loans are and will be subject to the Company’s internal and external credit review and monitoring. Prospective losses incurred on covered loans are eligible for partial reimbursement by the FDIC. Subsequent decreases in the amount expected to be collected result in a provision for loan losses, an increase in the allowance for loan losses, and a proportional increase to the FDIC indemnification asset for the estimated amount to be reimbursed. Subsequent increases in the amount expected to be collected result in the reversal of any previously-recorded provision for loan losses and related allowance for loan losses and decreases to the FDIC indemnification asset, or accretion of certain fair value amounts into interest income in future periods if no provision for loan losses had been recorded.

The Company evaluates loans acquired with evidence of credit deterioration in accordance with the provisions of FASB Topic 310-30: Loans and Debt Securities Acquired with Deteriorated Credit Quality. Credit-impaired loans are those loans showing evidence of credit deterioration since origination and it is probable, at the date of acquisition, the Company will not collect all contractually required principal and interest payments. Generally, the acquired loans that meet the Company’s definition for nonaccrual status fall within the definition of credit-impaired covered loans. The following table presents loans at acquisition date accounted for under FASB Topic 310-30 for the year ending December 31, 2011 and 2010 (dollars in thousands):

	2011	2010
Contractually required payments receivable	$33,897	$533,158
Nonaccretable difference (expected losses and foregone interest)	(13,752)	(160,006)
Cash flows expected to be collected	20,145	373,152
Accretable yield	-	(16,310)
Fair value of impaired loans acquired	$20,145	$356,842

For the year ended December 31, 2011, the acquisition date unpaid principal balance of loans acquired that did not have probable credit deterioration was $90.8 million with an estimated fair value of $77.2 million. The discount of $13.6 million will be amortized on a level-yield basis over the economic life of the loans.

A portion of the fair value discount on acquired covered loans has an accretable yield associated with those loans that is accreted into interest income over the estimated remaining life of the loans. The remaining nonaccretable difference represents cash flows not expected to be collected. The changes in the carrying amount of covered acquired loans and accretable yield for loans receivable as of and for the years ended December 31, 2011 and 2010 is as follows (dollars in thousands):

	2011		2010
	Accretable	Carrying	Accretable	Carrying
	yield	amount	yield	amount
Balance at beginning of year	$(13,009)	$309,342	$-	$-
Additions due to acquisitions	-	65,587	(16,310)	348,842
Reductions from payments and foreclosures, net	-	(62,573)	-	(42,801)
Reclasses from non-accretable to accretable yield	(3,055)	-	-	-
Accretion	7,677	7,677	3,301	3,301
Balance at end of year	$(8,387)	$320,033	$(13,009)	$309,342

The Company has the ability to borrow funds from the FHLB and from the Federal Reserve Bank. At December 31, 2011 and 2010, real estate loans with carrying values of $496.3 million and $368.8 million, respectively, were pledged to secure borrowing facilities from these institutions.

The Company has loan and deposit relationships with its directors and executive officers and with companies with which certain directors and executive officers are associated. The following is a summary of loans to executive officers, directors, and their affiliates for the year ended December 31, 2011 (dollars in thousands):

Balance at beginning of year	$30,074
Additional borrowings during the year	3,777
Loan repayments during the year	(12,001)
Balance at end of year	$21,850

Description of segment risks

Each loan portfolio segment is subject to risks that could have an adverse impact on the credit quality of the loan portfolio. Management has identified the most significant risks which are generally similar among the segments as follows:

Commercial real estate loans

Commercial real estate loans consist primarily of loans secured by nonresidential (owner occupied and/or non-owner occupied) real estate, multifamily housing, and agricultural loans. Commercial real estate is primarily dependent on successful operation or management of the property. While these loans are normally secured by commercial buildings for office, storage and warehouse space, it is possible that the liquidation of the collateral will not fully satisfy the obligation. The primary risk associated with multifamily loans is the ability of the income-producing property that collateralizes the loan to produce adequate cash flow to service the debt. High unemployment or generally weak economic conditions may result in customers having to provide rental rate concessions to achieve adequate occupancy rates.

Commercial construction loans

Commercial construction loans, including land development loans, are highly dependent on the supply and demand for commercial real estate in the markets served by BNC as well as the demand for newly constructed residential homes and lots that customers are developing. Continuing deterioration in demand could result in significant decreases in the underlying collateral values and make repayment of the outstanding loans more difficult for customers.

Commercial and industrial and leases

Each commercial loan or lease is centrally underwritten based primarily upon the customer’s ability to generate the required cash flow to service the debt in accordance with the contractual terms and conditions of the loan agreement. A complete understanding of the borrower’s businesses including the experience and background of the principals is obtained prior to approval. To the extent that the loan or lease is secured by collateral, which is usually personal property or business assets such as inventory or accounts receivable, which is true for the majority of commercial loans and leases, the likely value of the collateral and what level of strength the collateral brings to the transaction is evaluated. To the extent that the principals or other parties provide personal guarantees, the relative financial strength and liquidity of each guarantor is assessed. Common risks include general economic conditions within the markets BNC serves, as well as risks that are specific to each transaction including demand for products and services, personal events such as disability or change in marital status, and reductions in the value of collateral.

Residential construction loans

Residential construction loans are made to individuals and are typically secured by 1-4 family residential property. Significant and rapid declines in real estate values or demand can result in increased difficulty in converting these construction loans to permanent loans. Such a decline in values has led to unprecedented levels of foreclosures and losses within the banking industry. In addition, there has been an increase in average time houses are on the market for sale.

Residential mortgage loans

Each residential mortgage loan is underwritten using credit scoring and analysis tools. These credit scoring tools take into account factors such as payment history, credit utilization, length of credit history, types of credit currently in use, and recent credit inquiries. To the extent that the loan is secured by collateral, the likely value of that collateral is evaluated. Common risks to each class of non-commercial loans include risks that are not specific to individual transactions such as general economic conditions within the markets BNC serves, particularly unemployment and potential declines in real estate values. Personal events such as disability or change in marital status also add risk to residential mortgage loans. Revolving mortgage loans are often secured by second liens on residential real estate, thereby making such loans particularly susceptible to declining collateral values. A substantial decline in collateral value could render a second lien position to be effectively unsecured. Additional risks include lien perfection inaccuracies and disputes with first lienholders that may further weaken the collateral position. Further, the open-end structure of these loans creates the risk that customers may draw on the lines in excess of the collateral value if there have been significant declines since origination.

Consumer and other loans

Consumer and other loans include loans secured by personal property such as automobiles, marketable securities, other titled recreational vehicles including boats and motorcycles, as well as unsecured consumer debt. The value of underlying collateral within this class is especially volatile due to potential rapid depreciation in values since date of loan origination in excess of principal repayment. Consumer loan collections are sensitive to job loss, illness and other personal factors.

The following presents by loan segment, the summary of the Company’s allowance for loan losses and carrying value of loans as of and for the year ended December 31, 2011 and 2010 (dollars in thousands):

	Commercial	Commercial	Commercial		Residential	Residential	Consumer
2011	real estate	construction	and industrial	Leases	construction	mortgage	and other	Total
Allowance for loan losses:
Balance January 1, 2011	$12,972	$4,525	$3,525	$33	$682	$2,867	$209	$24,813
Charge-offs	(6,144)	(8,123)	(1,215)	-	(943)	(5,478)	(60)	(21,963)
Recoveries	158	300	555	15	14	176	18	1,236
Provision (a)	2,653	9,434	1,460	(30)	946	3,769	(18)	18,214
Increase in FDIC indemnification asset (a)	2,150	4,821	13	-	-	1,724	-	8,708
Balance December 31, 2011	$11,789	$10,957	$4,338	$18	$699	$3,058	$149	$31,008
Ending balances:
Specific reserves:
Impaired loans	$1,899	$2,095	$1,340	$-	$-	$819	$12	$6,165
Purchase credit impaired loans	1,583	3,549	9	-	-	268	-	5,409
Total specific reserves	3,482	5,644	1,349	-	-	1,087	12	$11,574
General reserves	8,307	5,313	2,989	18	699	1,971	137	19,434
Total	$11,789	$10,957	$4,338	$18	$699	$3,058	$149	$31,008
Loans:
Ending balance:
Individually evaluated for impairment	$18,010	$23,679	$3,231	$-	$899	$12,955	$122	$58,896
Purchase credit impaired loans	22,895	22,704	2,619	-	1,584	22,234	91	72,127
Loans collectively evaluated for impairment	817,605	180,866	135,109	12,815	27,266	392,017	13,649	1,579,327
Total	$858,510	$227,249	$140,959	$12,815	$29,749	$427,206	$13,862	$1,710,350

(a)	The provision for loan losses includes the "net" provision on covered loans after coverage provided by FDIC loss-share agreements, which totaled $2.2 million. This resulted in an increase in the FDIC indemnification asset of $8.7 million, which is the difference between the net provision on covered loans and the total additions to the allowance for loan losses allocable to the covered loans portfolio of $10.9 million.

	Commercial	Commercial	Commercial		Residential	Residential	Consumer
2010	real estate	construction	and industrial	Leases	construction	mortgage	and other	Total
Allowance for loan losses:
Balance January 1, 2010	$5,451	$5,386	$3,187	$21	$766	$2,342	$156	$17,309
Charge-offs	(5,038)	(4,330)	(5,342)	(9)	(725)	(3,624)	(263)	(19,331)
Recoveries	43	37	135	-	26	201	11	453
Provision	12,516	3,432	5,545	21	615	3,948	305	26,382
Balance December 31, 2010	$12,972	$4,525	$3,525	$33	$682	$2,867	$209	$24,813
Ending balances:
Specific reserves:
Impaired loans	$1,414	$383	$570	$-	$-	$359	$12	$2,738
Purchase credit impaired loans	-	-	-	-	-	-	-	-
Total specific reserves	1,414	383	570	-	-	359	12	$2,738
General reserves	11,558	4,142	2,955	33	682	2,508	197	22,075
Total	$12,972	$4,525	$3,525	$33	$682	$2,867	$209	$24,813
Loans:
Ending balance:
Individually evaluated for impairment	$7,170	$13,560	$5,957	$-	$322	$2,826	$-	$29,835
Purchase credit impaired loans	31,396	22,810	2,084	-	-	22,723	-	79,013
Loans collectively evaluated for impairment	639,121	196,588	128,530	10,985	32,029	377,767	14,503	1,399,523
Total	$677,687	$232,958	$136,571	$10,985	$32,351	$403,316	$14,503	$1,508,371

The following presents by loan segment, information related to impaired loans as of December 31, 2011 and 2010 (dollars in thousands):

				Impaired loans - with
	Impaired loans - with allowance			no allowance
		Unpaid	Allowance for		Unpaid
	Recorded	principal	loan losses	Recorded	principal
December 31, 2011:	investment	balance	allocated	investment	balance
Non-covered:
Commercial real estate	$5,030	$5,010	$1,899	$13,027	$13,000
Commercial construction	10,604	10,563	2,095	13,171	13,116
Commercial and industrial	2,622	2,606	1,340	627	625
Residential construction	-	-	-	901	899
Residential mortgage	8,413	8,401	819	4,568	4,554
Consumer and other	122	122	12	-	-
Total non-covered	26,791	26,702	6,165	32,294	32,194
Covered:
Commercial real estate	10,916	12,748	1,583	11,985	16,055
Commercial construction	5,612	8,366	3,549	17,100	27,002
Commercial and industrial	-	-	9	2,619	3,439
Residential construction	-	-	-	1,584	2,591
Residential mortgage	580	945	268	21,655	30,928
Consumer and other	-	-	-	91	94
Total covered	17,108	22,059	5,409	55,034	80,109
Total loans	$43,899	$48,761	$11,574	$87,328	$112,303

				Impaired loans - with
	Impaired loans - with allowance			no allowance
		Unpaid	Allowance for		Unpaid
	Recorded	principal	loan losses	Recorded	principal
December 31, 2010:	investment	balance	allocated	investment	balance
Non-covered:
Commercial real estate	$4,534	$4,534	$1,414	$2,636	$2,636
Commercial construction	1,788	1,788	383	11,772	11,772
Commercial and industrial	1,323	1,323	570	4,634	4,634
Residential construction	-	-	-	322	322
Residential mortgage	929	929	359	1,937	1,937
Consumer and other	-	-	12	-	-
Total non-covered	8,574	8,574	2,738	21,301	21,301
Covered:
Commercial real estate	-	-	-	31,396	43,552
Commercial construction	-	-	-	22,810	39,481
Commercial and industrial	-	-	-	2,084	2,915
Residential mortgage	-	-	-	22,683	38,678
Total covered	-	-	-	78,973	124,626
Total loans	$8,574	$8,574	$2,738	$100,274	$145,927

The following presents by loan segment, information related to the average investment and interest income recognized on impaired loans for the year ended December 31, 2011 and 2010 (dollars in thousands):

	2011		2010
	Average	Interest	Average	Interest
	recorded	income	recorded	income
	investment	recognized	investment	recognized
Impaired loans with allowance:
Commercial real estate	$5,492	$135	$3,174	$110
Commercial construction	10,431	189	1,252	6
Commercial and industrial	582	28	920	-
Residential construction	273	12	-	-
Residential mortgage	6,214	126	646	-
Total impaired loans with allowance	$22,992	$490	$5,992	$116
Impaired loans with no allowance:
Commercial real estate	$33,498	$89	$23,668	$12
Commercial construction	36,250	215	24,051	52
Commercial and industrial	5,194	49	4,672	4
Residential construction	1,932	18	224	-
Residential mortgage	26,056	89	17,122	-
Consumer and other	105	-	-	-
Total impaired loans with no allowance	$103,035	$460	$69,737	$68
Impaired loans:
Commercial	$91,447	$705	$57,737	$184
Consumer	34,580	245	17,992	-
Total impaired loans	$126,027	$950	$75,729	$184

For the year ended December 31, 2011, the amount of interest income recognized within the period that the loans were impaired was primarily related to loans modified in a troubled debt restructuring that remained on accrual status. The average balance of impaired loans for the year ended December 31, 2009 was $15.0 million. For the years ended December 31, 2011, 2010 and 2009, the amount of interest income recognized using a cash-basis method of accounting during the period that the loans were impaired was not material.

The following presents by loan segment, a summary of recorded investment in nonaccrual loans, at December 31, 2011 and 2010 (dollars in thousands):

	2011			2010
	Covered	Non-covered		Covered	Non-covered
	loans	loans	Total	loans	loans	Total
Nonaccrual loans:
Commercial real estate	$19,692	$6,197	$25,889	$22,090	$11,187	$33,277
Commercial construction	21,634	6,562	28,196	20,474	10,245	30,719
Commercial and industrial	2,619	513	3,132	1,749	1,065	2,814
Residential construction	1,584	143	1,727	-	252	252
Residential mortgage	22,234	6,028	28,262	20,413	3,475	23,888
Consumer and other	91	-	91	27	-	27
Total nonaccrual loans	$67,854	$19,443	$87,297	$64,753	$26,224	$90,977

Accruing greater than 90 days past due:
Commercial real estate	$858	$-	$858	$3,009	$-	$3,009
Commercial construction	585	-	585	267	-	267
Commercial and industrial	14	-	14	337	-	337
Residential mortgage	3,943	-	3,943	930	44	974
Consumer and other	25	-	25	11	-	11
Total 90 days past due loans	$5,425	$-	$5,425	$4,554	$44	$4,598

The following presents by loan segment, an aging analysis of past due loans as of December 31, 2011 and 2010 (dollars in thousands):

			Greater
			than
	30-59 days	60-89 days	90 days		Total		Total
	past due	past due	past due	Nonaccrual	past due	Current	loans
December 31, 2011:
Non-covered:
Commercial real estate	$1,668	$-	$-	$6,197	$7,865	$715,403	$723,268
Commercial construction	1,068	99	-	6,562	7,729	168,094	175,823
Commercial and industrial	10	11	-	513	534	124,023	124,557
Leases	122	-	-	-	122	12,693	12,815
Residential construction	-	-	-	143	143	25,614	25,757
Residential mortgage	749	445	-	6,028	7,222	310,926	318,148
Consumer and other	18	-	-	-	18	9,931	9,949
Total non-covered	3,635	555	-	19,443	23,633	1,366,684	1,390,317
Covered:
Commercial real estate	6,297	1,515	858	19,692	28,362	106,880	135,242
Commercial construction	670	2,660	585	21,634	25,549	25,877	51,426
Commercial and industrial	54	19	14	2,619	2,706	13,696	16,402
Residential construction	-	-	-	1,584	1,584	2,408	3,992
Residential mortgage	1,455	667	3,943	22,234	28,299	80,759	109,058
Consumer and other	71	81	25	91	268	3,645	3,913
Total covered	8,547	4,942	5,425	67,854	86,768	233,265	320,033
Total loans	$12,182	$5,497	$5,425	$87,297	$110,401	$1,599,949	$1,710,350

			Greater
			than
	30-59 days	60-89 days	90 days		Total		Total
	past due	past due	past due	Nonaccrual	past due	Current	loans
December 31, 2010:
Non-covered:
Commercial real estate	$2,413	$189	$-	$11,187	$13,789	$543,845	$557,634
Commercial construction	146	-	-	10,245	10,391	159,688	170,079
Commercial and industrial	142	-	-	1,065	1,207	110,461	111,668
Leases	98	-	-	-	98	10,887	10,985
Residential construction	2,604	-	-	252	2,856	27,093	29,949
Residential mortgage	2,384	461	43	3,475	6,363	302,252	308,615
Consumer and other	31	-	-	-	31	10,068	10,099
Total non-covered	7,818	650	43	26,224	34,735	1,164,294	1,199,029
Covered:
Commercial real estate	1,616	1,237	3,009	22,090	27,952	92,101	120,053
Commercial construction	460	3,213	267	20,474	24,414	38,465	62,879
Commercial and industrial	371	130	337	1,749	2,587	22,316	24,903
Residential construction	223	-	-	-	223	2,179	2,402
Residential mortgage	1,452	2,644	931	20,413	25,440	69,261	94,701
Consumer and other	13	8	11	27	59	4,345	4,404
Total covered	4,135	7,232	4,555	64,753	80,675	228,667	309,342
Total loans	$11,953	$7,882	$4,598	$90,977	$115,410	$1,392,961	$1,508,371

Credit quality indicators

The Company uses several credit quality indicators to manage credit risk in an ongoing manner. The Company's primary credit quality indicators use an internal credit risk rating system that categorizes loans and leases into pass, special mention, or classified categories. Credit risk ratings are applied individually to those classes of loans and leases that have significant or unique credit characteristics that benefit from a case-by-case evaluation. These are typically loans and leases to businesses or individuals in the classes which comprise the commercial portfolio segment. Groups of loans and leases that are underwritten and structured using standardized criteria and characteristics are typically risk rated and monitored collectively. These are typically loans and leases to individuals in the classes which comprise the consumer portfolio segment.

Loans excluded from the scope of the annual review process above are generally classified as pass credits until: (a) they become past due; (b) management becomes aware of a deterioration in the creditworthiness of the borrower; or (c) the customer contacts the Company for a modification. In these circumstances, the loan is specifically evaluated for potential classification as special mention, substandard or even charged off. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss. Loans classified as loss are considered uncollectible and are in the process of being charged-off, as soon as practical, once so classified.

The following presents by loan segment and by credit quality indicator, the recorded investment in the Company’s loans as of December 31, 2011 and 2010 (dollars in thousands):

		Pass	Special
	Total	credits	mention	Substandard	Doubtful	Loss
December 31, 2011:
Non-covered:
Commercial real estate	$723,268	$662,070	$17,558	$43,640	$-	$-
Commercial construction	175,823	134,341	7,358	34,124	-	-
Commercial and industrial	124,557	115,519	3,485	5,470	83	-
Leases	12,815	12,815	-	-	-	-
Residential construction	25,757	21,574	275	3,908	-	-
Residential mortgage	318,148	276,712	20,705	20,731	-	-
Consumer and other	9,949	9,347	432	170	-	-
Total non-covered	1,390,317	1,232,378	49,813	108,043	83	-
Covered:
Commercial real estate	135,242	87,891	10,661	26,532	10,148	10
Commercial construction	51,426	17,497	3,856	13,360	16,621	92
Commercial and industrial	16,402	10,405	2,066	1,589	1,317	1,025
Residential construction	3,992	1,641	592	1,571	188	-
Residential mortgage	109,058	59,268	14,949	21,872	12,850	119
Consumer and other	3,913	3,574	98	226	13	2
Total covered	320,033	180,276	32,222	65,150	41,137	1,248
Total loans	$1,710,350	$1,412,654	$82,035	$173,193	$41,220	$1,248

		Pass	Special
	Total	credits	mention	Substandard	Doubtful	Loss
December 31, 2010:
Non-covered:
Commercial real estate	$557,634	$503,345	$21,345	$32,944	$-	$-
Commercial construction	170,079	110,810	19,661	39,608	-	-
Commercial and industrial	111,668	102,491	6,594	2,288	150	145
Leases	10,985	10,985	-	-	-	-
Residential construction	29,949	21,454	3,725	4,770	-	-
Residential mortgage	308,615	265,538	30,190	12,887	-	-
Consumer and other	10,099	9,446	379	274	-	-
Total non-covered	1,199,029	1,024,069	81,894	92,771	150	145
Covered:
Commercial real estate	120,053	48,548	29,249	30,199	11,939	118
Commercial construction	62,879	2,963	12,440	29,736	17,518	222
Commercial and industrial	24,903	12,001	7,475	4,361	881	185
Residential construction	2,402	2,179	223	-	-	-
Residential mortgage	94,701	42,572	15,528	27,327	9,191	83
Consumer and other	4,404	3,819	337	214	31	3
Total covered	309,342	112,082	65,252	91,837	39,560	611
Total loans	$1,508,371	$1,136,151	$147,146	$184,608	$39,710	$756

Modifications

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification constitutes a concession. The Company offers various types of concessions when modifying a loan, however, forgiveness of principal is rarely granted. Commercial and industrial loans modified in a TDR often involve temporary interest-only payments, term extensions, and converting revolving credit lines to term loans. Additional collateral, a co-borrower, or a guarantor is often requested. Commercial mortgage and construction loans modified in a TDR often involve reducing the interest rate for the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or substituting or adding a new borrower or guarantor. Construction loans modified in a TDR may also involve extending the interest-only payment period. Residential mortgage loans modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers’ financial needs for a period of time. After the lowered monthly payment period ends, the borrower reverts back to paying principal and interest per the original terms with the maturity date adjusted accordingly.

Land loans are also included in the class of residential mortgage loans. Land loans are typically structured as interest-only monthly payments with a balloon payment due at maturity. Land loans modified in a TDR typically involve extending the balloon payment by one to three years, changing the monthly payments from interest-only to principal and interest. Home equity modifications are made infrequently and are not offered if the Company also holds the first mortgage. Home equity modifications are uniquely designed to meet the specific needs of each borrower. Occasionally, the terms will be modified to a standalone second lien mortgage, thereby changing their loan class from home equity to residential mortgage.

Loans modified in a TDR are, in many cases, already on non-accrual status and partial charge-offs have in some cases already been taken against the outstanding loan balance. As a result, loans modified in a TDR for the Company may have the financial effect of increasing the specific allowance associated with the loan. An allowance for impaired consumer and commercial loans that have been modified in a TDR is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent. Management exercises significant judgment in developing these estimates.

The Company adopted the amendments in Accounting Standards Update No. 2011-02 during the current year ended December 31, 2011. As required, the Company reassessed all restructurings that occurred on or after January 1, 2011 for identification as a TDR. The Company identified certain TDR’s for which the allowance for credit losses had previously been measured under a general allowance for credit losses methodology. Upon identifying the reassessed receivables as a TDR, the Company also identified them as impaired under the new guidance. The amendments require prospective application of the impairment measurement guidance for those receivables newly identified as impaired.

In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. The following table provides a summary of loans modified as TDRs at December 31, 2011 (dollars in thousands):

		Pre-modification	Post-modification
	Number of	outstanding	outstanding
	contracts	loan balance	loan balance
Commercial real estate	12	$15,069	$14,563
Commercial construction	25	23,108	19,305
Commercial and industrial	5	2,718	2,718
Residential construction	2	755	755
Residential mortgage	17	10,739	8,853
Consumer and other	1	122	122
Total modifications	62	$52,511	$46,316

The following presents loans modified in a TDR that defaulted during the year ended December 31, 2011, and within twelve months of their modification date (dollars in thousands):

	Number of	Recorded
December 31, 2011:	contracts	investment
Commercial real estate	1	$509
Commercial construction	1	1,216
Commercial and industrial	1	4
Residential mortgage	5	2,811
Consumer and other	1	122
Total modifications	9	$4,662

At December 31, 2011, loan modifications considered TDR’s totaled $46.3 million, of which $4.8 million is included in nonaccrual loans, and the remaining $41.5 million were not past due and performing to the restructured terms. At December 31, 2010, TDR’s totaled $8.3 million, of which $3.0 million is included in nonaccrual loans, and the remaining $5.3 million were not past due and performing to the restructured terms. Loan restructurings occur when a borrower is experiencing, or is expected to experience, financial difficulties in the near-term and a modification that would otherwise not be considered is granted to the borrower. The following presents by loan segment, a summary of loan modifications as of December 31, 2011 and 2010 (dollars in thousands):

			Total		Allowance for
			number of	Total	loan losses
	Accrual	Nonaccrual	contracts	modifications	allocated
December 31, 2011:
Commercial real estate	$12,869	$1,694	12	$14,563	$584
Commercial construction	18,187	1,118	25	19,305	1,193
Commercial and industrial	2,718	-	5	2,718	1,203
Residential construction	755	-	2	755	-
Residential mortgage	6,864	1,989	17	8,853	590
Consumer and other	122	-	1	122	-
Total modifications	$41,515	$4,801	62	$46,316	$3,570

			Total		Allowance for
			number of	Total	loan losses
	Accrual	Nonaccrual	contracts	modifications	allocated
December 31, 2010:
Commercial real estate	$1,764	$2,894	5	$4,658	$607
Commercial construction	3,314	-	11	3,314	418
Commercial and industrial	87	14	3	101	-
Residential construction	-	-	-	-	30
Residential mortgage	187	43	3	230	29
Consumer and other	-	-	-	-	-
Total modifications	$5,352	$2,951	22	$8,303	$1,084

The Company offers a variety of modifications to borrowers. The modification categories offered can generally be described in the following categories:

Rate modification - A modification in which the interest rate is changed.

Term modification - A modification in which the maturity date, timing of payments or frequency of payments is changed.

Interest only modification – A modification in which the loan is converted to interest only payments for a period of time.

Combination modification – Any other type of modification, including the use of multiple categories above.

As of December 31, 2011 and 2010, no available commitments were outstanding on TDRs. The following tables present new troubled debt restructurings, by modification category, for the years ended December 31, 2011 and 2010 (dollars in thousands):

			Interest
	Rate	Term	only	Combination	Total
	modifications	modifications	modifications	modifications	modifications
December 31, 2011:
Commercial real estate	$937	$656	$7,789	$4,126	$13,508
Commercial construction	1,888	52	12,192	4,174	18,306
Commercial and industrial	-	-	200	2,518	2,718
Residential construction	-	389	-	366	755
Residential mortgage	735	1,183	422	6,513	8,853
Consumer and other	-	3	122	-	125
Total modifications	$3,560	$2,283	$20,725	$17,697	$44,265
Total number of contracts	6	7	25	26	64

			Interest
	Rate	Term	only	Combination	Total
	modifications	modifications	modifications	modifications	modifications
December 31, 2010:
Commercial real estate	$-	$-	$47	$1,253	$1,300
Commercial construction	-	82	-	952	1,034
Residential mortgage	-	-	-	39	39
Total modifications	$-	$82	$47	$2,244	$2,373
Total number of contracts	-	3	4	14	21

Loans held for sale

The Company originates certain single family, residential first mortgage loans for sale on a presold basis. Loan sale activity for the years ended December 31, 2011, 2010 and 2009 is summarized below (dollars in thousands):

	2011	2010	2009
Loans held for sale at December 31,	$9,596	$6,751	$2,766
Proceeds from sales of loans held for sale	91,942	101,059	80,851
Mortgage fees	2,230	1,583	1,108